U.S. dollar amounts:	12 Months Ended
Mar. 31, 2011
U.S. dollar amounts:

3. U.S. dollar amounts:

U.S. dollar amounts presented in the consolidated financial statements and the related notes are included solely for the convenience of the reader and are unaudited. These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥83.15 = U.S. $1, the approximate current exchange rate at March 31, 2011, was used for the presentation of the U.S. dollar amounts in the accompanying consolidated financial statements of NIDEC as of and for the year ended March 31, 2011.